THE BAUPOST FUND


                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                 April 30, 1997

















This report and the financial statements contained herein are submitted for the general information of the shareholders of The Baupost Fund. The report is not authorized for distribution to prospective investors in The Baupost Fund unless preceded or accompanied by the current prospectus.











                                THE BAUPOST FUND

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                 APRIL 30, 1997





CONTENTS:


  Management's Discussion of Performance.........................................................................   1

  Audited Financial Statements:

  Statement of Assets and Liabilities as of April  30, 1997 .....................................................   4

  Statement of Operations for the six months ended April  30, 1997...............................................   5

  Statement of Changes in Net Assets for the six months ended  April  30, 1997
      and year ended October  31, 1996...........................................................................   6

  Schedule of Investments as of  April  30, 1997.................................................................   7

  Schedule of Forward Foreign Currency Contracts as of  April  30, 1997..........................................  17

  Schedule of Securities Sold Short as of  April  30, 1997.......................................................  18

  Notes to Financial Statements..................................................................................  19

  Financial Highlights...........................................................................................  25






                            THE BAUPOST GROUP, INC.
                               44 BRATTLE STREET
                                P.O. BOX 389125
                      CAMBRIDGE, MASSACHUSETTS 02238-9125
                                 (617) 497-6680
                              FAX: (617) 876-0930







                                                           June 20, 1997


Dear Baupost Fund Shareholder,

     We are pleased to report profitable results for the six months ended April 30, 1997. Specifically, during that period the Fund gained 8.69% in value.

     While this represents an attractive absolute return for a six month period, you should know that our performance has lagged behind the continued strong gains posted by the U.S. equity market. There are several reasons for this relative underperformance: One is our low U.S. stock market exposure (only 31% of net assets at April 30.) Another is our lack of exposure to the expensive large capitalization consumer growth and technology stocks (the new "nifty fifty") which have been among the best performers in the market. A third is our considerable net cash and cash equivalent position (close to 30% of net assets at April 30.) Finally, we have underperformed this roaring bull market for the same reasons we always do: we remain risk averse value investors and will never own what we perceive to be expensive stocks in the hope that they could somehow rise even higher.

     Gains in the U.S. stock market, it seems to us, are being fueled by two important factors. First, the U.S. economic situation has been and remains very favorable, with low inflation, relatively low interest rates and steady GDP growth. The world is at peace, the U.S. has emerged as the sole superpower, and capitalism has never been more popular.

     Second, investors have come to expect (and depend on?) handsome returns from investing in equities, and money has been relentlessly flowing into U.S. stocks. We believe that this has in the short run become a self-fulfilling prophecy, as funds flows lift share prices to produce the profitable returns that investors have sought. Over time, however, this is very likely to become a self-defeating prophecy, as today's inflows lift share prices to levels from which the long term returns will likely be below the historical average, and even further below today's investors' bloated expectations.

     During the past six months, the Fund has enjoyed gains in a number of areas of the portfolio, including several situations that benefited from unexpected takeover activity. This has continued into May with the announcement that Basic Petroleum has agreed to be acquired for $40 per share.








     We continue to find attractive investments outside the U.S., and have initiated a number of new positions over the past few months. The French market declined ahead of the recent elections there, and this resulted in an opportunity to add to a few of our established positions. We continue to believe that foreign equity markets are both much cheaper than the U.S. and that they are priced considerably less efficiently than here, creating a compelling long-term opportunity for the Fund, notwithstanding the risks of investing in foreign markets.

     We thank you again for your confidence and support and look forward to continued future investment success.


                                                      Very truly yours,


                                                      /s/ Seth A. Klarman
                                                      --------------------------
                                                      Seth A. Klarman
                                                      President







================================================================================
Average Annual Total Returns (1)          1                    Life of Fund
For Periods Ended 04/30/97               Year                (since 12/14/90)
                                         ----                ----------------

The Baupost Fund                        24.75%                    16.32%

================================================================================

Total return is an historical measure of past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1)  Assumes reinvestment of all dividends.





                    GROWTH OF AN ASSUMED $50,000 INVESTMENT
               IN THE BAUPOST FUND FROM 12/14/90 THROUGH 4/30/97


                                FUND               S&P
               12/14/90      $50,000.00        $50,000.00
               04/30/91      $58,158.98        $58,161.73
               04/30/92      $63,692.31        $66,325.82
               04/30/93      $75,761.04        $72,448.88
               04/30/94      $85,933.03        $76,302.11
               04/30/95      $92,875.27        $89,627.93
               04/30/96     $105,059.48       $116,707.47
               04/30/97     $131,063.27       $146,040.47








                                THE BAUPOST FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                   (UNAUDITED)

                                 APRIL 30, 1997



     ASSETS:
         Investments in securities - at value                                                                $      125,852,839
            (Notes A and C) (cost $118,810,856)
         Cash                                                                                                        11,642,047
         Receivable for investments sold                                                                                807,554
         Receivable for investments sold short                                                                        1,120,998
         Unrealized appreciation on forward foreign
            currency contracts sold                                                                                     521,200
         Accrued investment income                                                                                      385,809
         Other assets                                                                                                    22,843
                                                                                                             -------------------

                    Total Assets                                                                                    140,353,290


     LIABILITIES:
         Payable for investments purchased                                                                           11,067,193
         Payable to The Baupost Group, Inc. (Note B)                                                                    405,637
         Payable for securities sold short                                                                              784,213
            (Notes A and C) (proceeds $1,120,998)
         Other payables and accrued expenses                                                                            180,016
                                                                                                             -------------------

                    Total Liabilities                                                                                12,437,059
                                                                                                             -------------------

                                               NET ASSETS                                                    $      127,916,231
                                                                                                             ===================


     COMPOSITION OF NET ASSETS:
         Paid in capital                                                                                     $      109,355,428
         Distributions in excess of net investment
            income (Note A)                                                                                          (2,403,943)
         Accumulated undistributed net realized
            gain on investments and foreign
            currency transactions                                                                                    13,233,949
         Net unrealized appreciation on investments
            and assets & liabilities in foreign currencies                                                            7,730,797
                                                                                                             -------------------

                                               NET ASSETS                                                    $      127,916,231
                                                                                                             ===================


     NET ASSET VALUE:
         Offering and redemption price per share
         ($127,916,231 / 8,681,774.086)                                                                      $            14.73
                                                                                                             ===================


                       See notes to financial statements.






                                THE BAUPOST FUND

                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                         SIX MONTHS ENDED APRIL 30, 1997



INVESTMENT  INCOME:

     INCOME:
         Interest                                                                                            $        1,433,755
         Dividends (net of foreign withholdings of $27,172)                                                             343,689
         Other loss                                                                                                     (48,735)
                                                                                                             -------------------

                      Total Investment Income                                                                         1,728,709


     EXPENSES:
         Investment management fee (Note B)                                                                             618,281
         Administrative fee (Note B)                                                                                    154,571
         Investment expenses                                                                                            267,063
         Legal fees                                                                                                      61,814
         Custodian fees                                                                                                  39,102
         Audit fees                                                                                                      19,600
         Directors' fees                                                                                                 12,750
         Registration and filing fees                                                                                    11,616
         Miscellaneous                                                                                                    2,893
                                                                                                             -------------------

                      Total Expenses                                                                                  1,187,690


                            NET INVESTMENT  INCOME                                                                      541,019

REALIZED  AND  UNREALIZED  GAIN  ON  INVESTMENTS:
         Net realized gain (loss) on:
            Investments                                                                                              10,746,949
            Short sales                                                                                                 157,710
            Foreign currency transactions                                                                             2,265,468
                                                                                                             -------------------
                                                                                                                     13,170,127
         Change in unrealized appreciation/(depreciation) on:
            Investments                                                                                              (4,112,236)
            Short sales                                                                                                (568,092)
            Foreign currency transactions                                                                               689,292
                                                                                                             -------------------
                                                                                                                     (3,991,036)

                            NET  REALIZED  AND  UNREALIZED
                              GAIN  ON INVESTMENTS                                                                    9,179,091
                                                                                                             -------------------

                            NET  INCREASE  IN  NET  ASSETS
                               RESULTING  FROM  OPERATIONS                                                   $        9,720,110
                                                                                                             ===================



                       See notes to financial statements.






                                THE BAUPOST FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (UNAUDITED)





                                                                                   SIX MONTHS ENDED               YEAR ENDED
                                                                                    APRIL 30, 1997             OCTOBER 31, 1996
                                                                               ---------------------       -----------------------

INCREASE  IN  NET  ASSETS  FROM  OPERATIONS:

     Net investment income                                                     $            541,019        $             2,251,486
     Net realized gain on investments and foreign
         currency transactions                                                           13,170,127                     10,367,365
     Change in unrealized appreciation of investments
         and foreign currency transactions                                               (3,991,036)                     7,415,969
                                                                               ---------------------       ------------------------

              NET INCREASE IN NET ASSETS RESULTING
                 FROM OPERATIONS                                                          9,720,110                     20,034,820


DISTRIBUTIONS  TO  SHAREHOLDERS:
     From net investment income                                                          (2,845,958)                    (1,825,419)
     In excess of net investment income
     From net realized gain on investments                                              (10,826,206)                    (4,283,665)

CAPITAL  SHARE  TRANSACTIONS  (NOTE E)                                                   23,080,243                      5,422,927
                                                                               ---------------------       ------------------------

              INCREASE  IN  NET  ASSETS                                                  19,128,189                     19,348,663

NET  ASSETS  AT  BEGINNING  OF  PERIOD                                                  108,788,042                     89,439,379
                                                                               ---------------------       ------------------------

            NET  ASSETS  AT  END  OF  PERIOD
            (including distributions in excess of
            net investment income of $2,403,943
            and $99,004, respectively)
                                                                               $        127,916,231        $           108,788,042
                                                                               =====================       ========================


                       See notes to financial statements.






                                THE BAUPOST FUND
                             SCHEDULE OF INVESTMENTS

                                 APRIL 30, 1997



   NUMBER OF SHARES,                                                                                         MARKET
  UNITS OR FACE VALUE                                                                                         VALUE
------------------------                                                                               ------------------
COMMON STOCKS - 63.36%

                     UNITED STATES - 30.88%

                            TELEPHONE COMMUNICATIONS - 5.46%

             110,500        C-Tec Corporation                                                          $      3,014,578 *
             136,800        NCR Corporation                                                                   3,967,200 *
                                                                                                      ------------------
                                                                                                              6,981,778

                            WHOLESALE - FOOD - 5.27%

             259,400        TLC Beatrice International Holdings                                               6,744,400


                            AUTO & HOME SUPPLY - 4.05%

              49,850        Dart Group Corporation - Class A                                                  5,184,400


                            COMPUTER PROGRAMMING SERVICES - 3.62%

             266,700        Wang Laboratories, Inc.                                                           4,633,912 *


                            LESSORS OF REAL PROPERTY - 2.29%

             835,959        MBO Properties, Inc.                                                              2,925,856 *


                            FINANCIAL INSTITUTIONS - 2.04%

              69,700        Allmerica Financial Corporation                                                   2,509,200
                 110        Fidelity Bankshares, Inc.                                                             2,090
                 132        First Federal Savings Bank of Siouxland                                               4,620
                 100        Harbor Federal Savings Bank                                                           3,675
               1,949        Mid-Central Financial Corporation                                                    35,082
                 808        Mid-Coast Bancorp Inc.                                                               14,948
               1,800        Shelby County Bancorp                                                                43,200
                                                                                                      ------------------
                                                                                                              2,612,815

                            CEREAL BREAKFAST FOOD - 1.59%

             198,900        Ralcorp Holdings, Inc.                                                            2,038,725 *



                                THE BAUPOST FUND
                             SCHEDULE OF INVESTMENTS

                                 APRIL 30, 1997


   NUMBER OF SHARES,                                                                                         MARKET
  UNITS OR FACE VALUE                                                                                         VALUE
------------------------                                                                               ------------------

                            PHOTOGRAPHIC PORTRAIT STUDIOS - 1.44%

             114,280        CPI Corporation                                                            $      1,842,765


                            FIRE, MARINE & CASUALTY INSURANCE - 1.04%

              55,500        Farm Family Holdings, Inc.                                                        1,325,062 *


                            ALUMINUM - 1.01%

              29,950        Maxxam, Inc.                                                                      1,287,850 *


                            PHARMACEUTICALS - 0.97%

             116,200        Therapeutic Discovery Corp. Class A                                               1,234,625 *


                            MISCELLANEOUS - 2.10%

              40,900        Cadiz Land Company, Inc.                                                            207,056 *
              20,800        Chemfirst Inc.                                                                      481,000
             154,240        Louise's Inc.                                                                             0 +*
              49,900        Office Depot                                                                        698,600 *
             938,000        Regency Equities Corporation                                                         14,070 *
               1,105        The Homestake Oil & Gas Company                                                     110,500 +
               1,579        The Homestake Royalty Corporation                                                   221,060 +
              46,200        Trak Auto Corporation                                                               490,875 *
              20,100        Trigon Healthcare Inc.                                                              381,900 *
               1,400        USAA Real Estate Equities Inc. Class A REIT                                          88,200 +
                                                                                                      ------------------
                                                                                                              2,693,261

                            TOTAL COMMON STOCKS - UNITED STATES                                        $     39,505,449
                                                                                                      ==================
                            (Total Cost $36,651,424)


                     FRANCE - 15.21%

                            DIVERSIFIED HOLDING COMPANIES - 8.55%

               2,786        Compagnie Generale D'Industrie et de Partcipations                         $        845,285
               2,161        Financiere et Industrielle Gaz et Eaux                                              956,244
              10,075        Pathe SA                                                                          2,355,240





                                THE BAUPOST FUND
                             SCHEDULE OF INVESTMENTS

                                 APRIL 30, 1997


   NUMBER OF SHARES,                                                                                         MARKET
  UNITS OR FACE VALUE                                                                                         VALUE
------------------------                                                                               ------------------

               4,669        Societe Eurafrance SA                                                      $      2,019,590
             154,000        Thomson CSF                                                                       4,754,309
                                                                                                      ------------------
                                                                                                             10,930,668

                            TEXTILES - 3.57%

              77,135        Chargeurs International SA                                                        4,564,201

                            FIRE, MARINE & CASUALTY INSURANCE - 2.92%

             114,624        Assurances Generales de France                                                    3,733,316

                            NONRESIDENTIAL CONSTRUCTION - 0.17%

               3,600        GTM Entrepose                                                                       217,031
                                                                                                      ------------------


                            TOTAL COMMON STOCKS - FRANCE                                               $     19,445,216
                                                                                                      ==================
                            (Total Cost $16,309,118)


                     RUSSIA - 4.88%

                            OIL & GAS FIELD EXPLORATION SERVICES - 4.88%

              32,300        Lukoil Oil Co. - Sponsored ADR                                             $      1,808,800
              30,000        Surgutneftegaz Sponsored ADR                                                      1,102,500
           6,000,000        Unified Energy System of Russia                                                   1,536,000
             500,000        Vareganneftegaz                                                                   1,800,000 *
                                                                                                      ------------------

                            TOTAL COMMON STOCKS - RUSSIA                                               $      6,247,300
                                                                                                      ==================
                            (Total Cost $4,552,737)


                     HONG KONG - 4.32%

                            ELECTRONIC & OTHER ELECTRICAL EQUIP. - 3.41%

              77,000        Semi-Tech Corporation - Class A                                            $        127,856
                 700        Semi-Tech Corporation - Class B                                                       1,227
              42,400        Semi-Tech Global Ltd. - ADR                                                         284,080
           2,841,238        Semi-Tech Global Ltd.                                                             3,943,107
                                                                                                      ------------------
                                                                                                              4,356,270


                                THE BAUPOST FUND
                             SCHEDULE OF INVESTMENTS

                                 APRIL 30, 1997


   NUMBER OF SHARES,                                                                                         MARKET
  UNITS OR FACE VALUE                                                                                         VALUE
------------------------                                                                               ------------------

                            MANUFACTURING - TOYS & DOLLS - 0.91%

           5,676,700        Playmates Toys Holdings Ltd.                                               $      1,165,240
                                                                                                      ------------------

                            TOTAL COMMON STOCKS - HONG KONG                                            $      5,521,510
                                                                                                      ==================
                            (Total Cost $7,616,760)


                     ITALY - 2.38%

                            DIVERSIFIED HOLDING COMPANIES - 2.38%

             620,300        IFIL Finanziaria di Partecipazioni Ordinary Shares                         $      1,781,095
             700,000        IFIL Finanziaria di Partecipazioni Savings Shares                                 1,260,819
                                                                                                      ------------------

                            TOTAL COMMON STOCKS - ITALY                                                $      3,041,914
                                                                                                      ==================
                            (Total Cost $2,957,957)


                     BAHAMAS - 2.14%

                            CRUDE PETROLEUM - 2.14%

               5,300        Basic Holdings Ltd.                                                        $        559,724 +*
              69,400        Basic Petroleum International Ltd.                                                2,177,425 +*
                                                                                                      ------------------

                            TOTAL COMMON STOCKS - BAHAMAS                                              $      2,737,149
                                                                                                      ==================
                            (Total Cost $1,919,525)


                     SWITZERLAND - 1.76%

                            FREIGHT TRANSPORATION - 1.76%

               1,010        Danzas Holding AG - Registered Shares                                      $        959,946
               6,690        Danzas Holding AG - Participation Certificates                                    1,294,399
                                                                                                      ------------------

                            TOTAL COMMON STOCKS - SWITZERLAND                                          $      2,254,345
                                                                                                      ==================
                            (Total Cost $2,505,797)



                                THE BAUPOST FUND
                             SCHEDULE OF INVESTMENTS

                                 APRIL 30, 1997


   NUMBER OF SHARES,                                                                                         MARKET
  UNITS OR FACE VALUE                                                                                         VALUE
------------------------                                                                               ------------------

                     SOUTH KOREA - 1.12%

                            Commercial Banks - 0.87%

              40,000        Hana Bank                                                                  $        536,383
              17,000        Hana Bank - GDR Reg S                                                               220,150
              12,850        Housing & Commercial Bank Korea                                                     248,500
               6,300        Kookmin Bank                                                                        113,723
                                                                                                      ------------------
                                                                                                              1,118,756

                            Security Broker/Dealers - 0.25%

               9,570        Dongwon Securities - Preferred                                                       42,383
              12,470        Dongwon Securities - Common                                                         121,638
              19,140        Shinyoung Securities Co. - Preferred                                                107,299
               3,100        Shinyoung Securities Co. - Common                                                    42,751
                                                                                                      ------------------
                                                                                                                314,071
                                                                                                      ------------------

                            TOTAL COMMON STOCKS - SOUTH KOREA                                          $      1,432,827
                                                                                                      ==================
                            (Total Cost $1,423,376)


                     UNITED KINGDOM - 0.47%

                            LUMBER & OTHER CONSTRUCTION MATERIALS - 0.47%

             115,000        Adam & Harvey Group PLC                                                    $        597,522
                                                                                                      ------------------

                            TOTAL COMMON STOCKS - UNITED KINGDOM                                       $        597,522
                                                                                                      ==================
                            (Total Cost $452,380)


                     HUNGARY - 0.20%

                            HOTELS AND MOTELS - 0.20%

              14,400        Pannonia Hotels                                                            $        261,173 +*
                                                                                                      ------------------

                            TOTAL COMMON STOCKS - HUNGARY                                              $        261,173
                                                                                                      ==================
                            (Total Cost $211,454)

                            TOTAL COMMON STOCKS                                                        $     81,044,405
                                                                                                      ==================
                            (Total Cost $74,600,528)




                                THE BAUPOST FUND
                             SCHEDULE OF INVESTMENTS

                                 APRIL 30, 1997


   NUMBER OF SHARES,                                                                                         MARKET
  UNITS OR FACE VALUE                                                                                         VALUE
------------------------                                                                               ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.28%

             263,755        Guardian S&L 1990-4A  FRN due 06/25/20                                     $        152,978
             396,431        RTC Series 1991-M2 Class A1 principal only due 09/25/20                             295,341
           2,164,322        RTC Series 1991-M2 Class A3 principal only due 09/25/20                           1,569,133
                 436        RTC Series 1991-M2 Class X1 interest only due 09/25/20                              238,824
                 367        RTC Series 1991-M2 Class X2 interest only due 09/25/20                               29,296
                 710        RTC Series 1991-M2 Class X3 interest only due 09/25/20                               76,494
          21,572,512        Structured Asset Sec. 1996-CFL Class X1 due 02/25/28                              1,098,850
          25,759,637        Structured Asset Sec. 1996-CFL Class X2 due 02/25/28                                732,540
                                                                                                      ------------------

                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                  $      4,193,456
                                                                                                      ==================
                            (Total Cost $4,227,168)



OPTIONS - 2.96%

               1,028        British Sky Broadcasting Group 7.707 Puts expiring 10/13/97                $        335,502 +
               1,496        British Sky Broadcasting Group 6.500 Puts expiring 12/19/97                         233,189 +
              66,894        FRF/DEM 3.420 Puts/Calls expiring 07/25/97                                           16,819 +
              66,894        FRF/DEM 3.420 Puts/Calls expiring 07/25/97                                           19,564 +
              66,969        FRF/DEM 3.420 Puts/Calls expiring 07/29/97                                           17,999 +
                  50        Gold May 560 Calls expiring 05/07/97                                                      0 +
                  50        Gold May 565 Calls expiring 05/07/97                                                      0 +
                  50        Gold June 565 Calls expiring 05/12/97                                                     0 +
                 569        Gold April 550 Calls expiring 04/05/01                                               85,275 +
                 569        Gold April 550 Calls expiring 04/09/01                                               85,275 +
              27,606        Housing & Commercial Bank Swap expiring 02/11/98                                     97,921 +
              35,140        Housing & Commercial Bank Swap expiring 05/20/99                                    149,887 +
               9,340        Housing & Commercial Bank Swap expiring 05/20/99                                     33,550 +
                 398        Japanese Yen 135.980 Puts expiring 03/25/99                                          50,455 +
              27,088        Kookmin Bank Swap expiring 02/11/98                                                  46,232 +
              34,430        Kookmin Bank Swap expiring 05/20/99                                                  66,306 +
                  95        Nasdaq 100 Index 534.936 Puts expiring 08/04/97                                       1,909 +
                  53        Nasdaq 100 Index 551.816 Puts expiring 06/04/97                                           0 +
                  52        Nasdaq 100 Index 593.440 Puts expiring 03/25/98                                      38,790 +
                  52        Nasdaq 100 Index 629.330 Puts expiring 09/26/97                                      23,734 +
                  41        Nasdaq 100 Index 632.600 Puts expiring 05/11/98                                      55,148 +
                  86        Nasdaq 100 Index 635.205 Puts expiring 10/06/97                                      32,089 +
                  51        Nasdaq 100 Index 635.350 Puts expiring 09/29/97                                      26,384 +
                  42        Nasdaq 100 Index 642.290 Puts expiring 10/20/97                                      20,525 +
                  64        Nasdaq 100 Index 647.110 Puts expiring 05/20/98                                     113,348 +
                  50        Nasdaq 100 Index 653.820 Puts expiring 10/15/97                                      37,011 +
                  38        Nasdaq 100 Index 656.000 Puts expiring 11/26/97                                      23,180 +
               5,100        Pathe/BSY Spread Calls expiring 08/29/97                                            191,964 +
               4,900        Pathe/BSY Spread Calls expiring 09/21/97                                            115,787 +
                 450        Philip Morris 16.670 Puts expiring 05/19/97                                               0 +




                                THE BAUPOST FUND
                             SCHEDULE OF INVESTMENTS

                                 APRIL 30, 1997


   NUMBER OF SHARES,                                                                                         MARKET
  UNITS OR FACE VALUE                                                                                         VALUE
------------------------                                                                               ------------------

                 360        Philip Morris 16.670 Puts expiring 05/19/97                                $              0 +
                 295        Philip Morris 16.670 Puts expiring 05/23/97                                               0 +
                 295        Philip Morris 16.670 Puts expiring 05/23/97                                               0 +
                 114        Philip Morris 50 Calls expiring 04/18/02                                             88,148 +
                 114        Philip Morris 50 Calls expiring 04/18/02                                             84,934 +
                 113        Philip Morris 50 Calls expiring 04/24/00                                             65,369 +
                 113        Philip Morris 50 Calls expiring 04/25/00                                             65,369 +
                 226        Philip Morris 50 Calls expiring 04/28/00                                            130,964 +
                 113        Philip Morris 50 Calls expiring 04/28/00                                             65,482 +
              12,014        Pohang Iron & Steel Swap expiring 01/17/00                                          146,152 +
              19,895        RJR Stub 6.103 Calls expiring 03/20/00                                               15,582 +
              54,690        RJR Stub 6.267 Calls expiring 03/21/00                                               41,849 +
              11,650        RJR Stub 6.540 Calls expiring 03/27/00                                                8,473 +
              11,650        RJR Stub 6.400 Calls expiring 03/27/00                                                8,722 +
              16,776        RJR Stub 6.170 Calls expiring 03/31/00                                               13,065 +
              58,250        RJR Stub 6.110 Calls expiring 04/03/00                                               45,948 +
              56,450        RJR Stub 5.800 Calls expiring 04/25/00                                               50,410 +
              16,881        Samsung Pref. Eq. Linked Note expiring 02/05/00                                     550,186 +
                 977        SK Telecom Swap expiring 06/05/98                                                     4,636 +
               1,182        SK Telecom Swap expiring 12/23/98                                                   (25,410)+
               1,211        SK Telecom Swap expiring 12/28/98                                                    80,062 +
               1,130        SK Telecom Swap expiring 03/04/99                                                    28,482 +
               2,053        SK Telecom Swap expiring 01/23/00                                                    38,234 +
                   7        South Korean Won 918.300 Puts expiring 06/10/97                                       6,559 +
                  17        South Korean Won 929.280 Puts expiring 07/07/97                                      15,769 +
                  35        South Korean Won 918.000 Puts expiring 01/22/98                                     105,423 +
                  94        S&P 500 Index 614.700 Puts expiring 09/19/97                                         12,734 +
                 159        S&P 500 Index 716.868 Puts expiring 05/02/97                                              0 +
                 276        US 10 Yr. Treasury Note Future 104.000 Puts expiring 08/22/97                       138,000 +
                 142        US 10 Yr. Treasury Note Future 104.000 Puts expiring 08/22/97                        84,313 +
                                                                                                      ------------------

                            TOTAL OPTIONS                                                              $      3,787,298
                                                                                                      ==================
                            (Total Cost $6,508,111)



PARTNERSHIPS - 2.25%
                            Emerging Europe Fund for Sustainable Development L.P.                      $         64,286 +
                            NCH Investors Fund L.P.                                                             625,000 +
                            New Century Capital Partners II L.P.                                                865,580 +
                            Sigma/Ukraine L.P.                                                                  703,783 +




                                THE BAUPOST FUND
                             SCHEDULE OF INVESTMENTS

                                 APRIL 30, 1997


   NUMBER OF SHARES,                                                                                         MARKET
  UNITS OR FACE VALUE                                                                                         VALUE
------------------------                                                                               ------------------

                            Sigma/Ukraine Class C L.P.                                                 $        304,663 +
                            Ukrainian Growth Fund II L.P.                                                       312,000 +
                                                                                                      ------------------

                            TOTAL PARTNERSHIPS                                                         $      2,875,312
                                                                                                      ==================
                            (Total Cost $2,911,523)



PURCHASED BANK DEBT & TRADE CLAIMS - 1.54%

           2,453,801        Maxwell Comm. Bank Debt - Baker Nye                                        $        269,361 +*
           5,000,000        Maxwell Comm. Berlitz Obligations                                                   543,750 +*
             167,868        Maxwell Comm. Revolving Bank Debt - First Chicago                                    18,743 +*
             943,496        Maxwell Comm. Revolving Bank Debt - Halcyon                                         105,691 +*
             396,015        Maxwell Comm. Revolving Bank Debt - Halcyon II                                       44,216 +*
             875,543        Maxwell Comm. Revolving Bank Debt - Lazard Freres                                    97,689 +*
             264,059        Maxwell Comm. Revolving Bank Debt - Merrill Lynch                                    29,482 +*
             823,981        Maxwell Comm. Revolving Bank Debt - San Paolo                                        92,266 +*
           1,015,000        Maxwell Comm. Revolving Bank Debt - TCC Associates                                  113,610 +*
             579,133        Maxwell Comm. Term Bank Debt - First Chicago                                         62,981 +*
           1,678,704        Maxwell Comm. Term Bank Debt - Halcyon                                              182,559 +*
             702,221        Maxwell Comm. Term Bank Debt - Halcyon II                                            76,367 +*
             426,846        Maxwell Comm. Term Bank Debt - Lazard Freres                                         46,419 +*
             468,269        Maxwell Comm. Term Bank Debt - Merrill Lynch                                         50,924 +*
             325,093        Maxwell Comm. Term Bank Debt - San Paolo                                             35,354 +*
           1,806,952        Maxwell Comm. Term Bank Debt - TCC Associates                                       196,506 +*
           1,750,000        Wheeling-Pittsburgh Nonrestricted Trade Claims                                            0 *
                                                                                                      ------------------

                            TOTAL PURCHASED BANK DEBT & TRADE CLAIMS                                   $      1,965,918
                                                                                                      ==================
                            (Total Cost $0)



COMPANIES IN LIQUIDATION - 1.06%

           5,682,800        Antonelli Liquidating Trust                                                $         22,731 +
               3,150        EHLCO Liquidating Trust                                                                 283 +
             250,000        Lionel Corp. Subordinated Notes                                                       2,500 *
                              12.375% due 08/01/96
             364,000        Lionel Corp. Subordinated Convertible Debentures                                      3,640 *
                              8.000% due 07/15/07
          15,000,000        Maxwell Comm. Corp. PLC 6.000% due 06/15/93                                         910,352 *
           5,500,000        Maxwell Comm. Corp. PLC 5.000% due 06/16/95                                         392,057 *
             100,550        Timber Realization Liquidating Trust                                                 25,137 +*
                                                                                                      ------------------

                            TOTAL COMPANIES IN LIQUIDATION                                             $      1,356,700
                                                                                                      ==================
                            (Total Cost $3,316)



                                THE BAUPOST FUND
                             SCHEDULE OF INVESTMENTS

                                 APRIL 30, 1997


   NUMBER OF SHARES,                                                                                         MARKET
  UNITS OR FACE VALUE                                                                                         VALUE
------------------------                                                                               ------------------

WARRANTS - 0.57%

              78,100        AXA-UAP CTF De Valeur Garant Exp. 07/01/99                                 $        340,235
              60,000        Five Arrows Chile Inv. Trust Warrants Exp. 05/31/99                                  22,800
           1,109,400        Jardine Strategic Holdings Warrants Exp. 05/02/98                                   360,555
              11,500        Scania AB-B Warrants Exp. 06/04/99                                                   11,816
                                                                                                      ------------------

                            TOTAL WARRANTS                                                             $        735,406
                                                                                                      ==================
                            (Total Cost $665,374)



CLOSED-END MUTUAL FUNDS - 0.09%

               1,200        Komercni Bank Investicni Fond                                              $         21,667
               6,700        Zivnobanka Investicni Fond                                                           94,787 *
                                                                                                      ------------------

                            TOTAL CLOSED-END MUTUAL FUNDS                                              $        116,454
                                                                                                      ==================
                            (Total Cost $147,674)

BONDS & NOTES IN REORGANIZATION - 0.03%

              90,130        MBL Class 4 Unsecured Claim                                                $         31,546 +*
             548,227        RTC Series 1991 M2 Class B interest only due 09/25/20                                10,965
                                                                                                      ------------------

                            TOTAL BONDS AND NOTES IN REORGANIZATION                                    $         42,511
                                                                                                      ==================
                            (Total Cost $13,706)


CORPORATE BONDS - 0.01%

              11,000        Chartwell Contingent Interest Note 8.000% due 06/30/06                     $          4,702 +
                                                                                                      ------------------

                            TOTAL CORPORATE BONDS                                                      $          4,702
                                                                                                      ==================
                            (Total Cost $5,785)



                                THE BAUPOST FUND
                             SCHEDULE OF INVESTMENTS

                                 APRIL 30, 1997


   NUMBER OF SHARES,                                                                                         MARKET
  UNITS OR FACE VALUE                                                                                         VALUE
------------------------                                                                               ------------------

TEMPORARY INVESTMENTS - 23.24%

                            U S  GOVERNMENT OBLIGATIONS - 23.24%

          10,000,000        U S  Treasury Bill due 05/01/97                                            $     10,000,000
          10,000,000        U S  Treasury Bill due 07/24/97                                                   9,881,467 ~
          10,000,000        U S  Treasury Bill due 08/14/97                                                   9,849,210
                                                                                                      ------------------
                                                                                                             29,730,677

                            TOTAL TEMPORARY INVESTMENTS                                                $     29,730,677
                                                                                                      ==================
                            (Total Cost $29,727,671)


                            TOTAL INVESTMENTS - 98.39%                                                 $    125,852,839
                                                                                                      ==================
                            (Total Cost of Investments $118,810,856)

                          *  Non-income producing security.
                          +  Restricted Securities - securities not registered under the Securities Act of 1933.
                                 See Note D in the Notes to Financial Statements.
                          ~ A portion of the  security is serving as  collateral or is segregated for securities sold short.

                            Foreign Currency Abbreviations

                     CHF    Swiss Franc
                     DEM    Deutschemark

                            The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.






                       See notes to financial statements.







                                THE BAUPOST FUND

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                                 APRIL 30, 1997
                                   (UNAUDITED)



                                                                                         Market                  Unrealized
                                                                                         Value                  Gain/(Loss)
                                                                                  ---------------------       -----------------

          CONTRACTS TO SELL


   FRF             114,019,621     French Franc due 05/30/97                    $           19,581,714      $          468,443
                                   (Receivable amount $20,050,157)

   ITL           5,655,200,000     Italian Lira due 05/30/97                                 3,301,704                  44,964
                                   (Receivable amount $3,346,668)

   CHF               2,581,350     Swiss Franc due 05/27/97                                  1,759,300                   7,793
                                   (Receivable amount $1,767,093)
                                                                               ------------------------   ---------------------

                                   TOTAL CONTRACTS TO SELL                      $           24,642,718      $          521,200
                                                                               ========================   =====================
                                   (Receivable amount $25,163,918)



                       See notes to financial statements.






                                THE BAUPOST FUND

                        SCHEDULE OF SECURITIES SOLD SHORT

                                 APRIL 30, 1997
                                   (UNAUDITED)




   Number of shares,                                                                                        Market
units or face value ($)                                                                                      Value
------------------------                                                                              -------------------


COMMON STOCK - 0.61%

        72,950    Kaiser Aluminum Corporation                                                           $         784,213
                                                                                                      --------------------

                  TOTAL COMMON STOCK SOLD  SHORT                                                        $         784,213
                                                                                                      --------------------
                  (Total Proceeds from Common Stock Sold Short $1,120,998)


                  TOTAL SECURITIES SOLD SHORT - 0.61%
                  (Total Proceeds from Securities Sold Short $1,120,998)                                $         784,213
                                                                                                      ====================



                  The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.



                       See notes to financial statements.








                                THE BAUPOST FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1995
                                   (UNAUDITED)

NOTE A--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Baupost Fund (the Fund) was established as a Massachusetts business trust under an Agreement and Declaration of Trust dated June 29, 1990, and is registered under the Investment Company Act of 1940, as amended, as a no-load, nondiversified, open-end management investment company. The Fund is the successor organization to Baupost Limited Partnership 1985 E-1 (the Partnership).

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

SECURITY VALUATION: Portfolio securities, options and futures contracts for which market quotations are available and which are traded on an exchange or on NASDAQ are valued at the last quoted sales price or, if there is no such reported sale that day, at the closing bid price. Securities, options and forward contracts traded in the over-the-counter market (other than those traded on NASDAQ) and other unlisted securities are valued at the most recent bid price as obtained from one or more dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on one or more stock exchanges are valued according to the broadest and most representative market. To the extent the Fund engages in "naked" short sales (i.e., it does not own the underlying security or a security convertible into the underlying security without the payment of any further consideration) the Fund will value such short position as described above, except that the valuation, where necessary, will be based on the asked price instead of the bid price.

Assets for which no quotations are readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees of the Fund. Determination of fair value is based upon such factors as are deemed relevant under the circumstances, including the financial condition and operating results of the issuer, recent third-party transactions (actual or proposed) relating to such securities and, in extreme cases, the liquidation value of the issuer.

Certain investments held by the Fund are restricted as to public sale in accordance with the Securities Act of 1933. Whenever possible, such assets are valued based on bid prices obtained from reputable brokers or market makers as of the valuation date. For assets not priced by brokers or market makers, fair value is determined by The Baupost Group, Inc.
(Baupost) in accordance with procedures adopted by the Trustees of the Fund.

SHORT SALES: The Fund is engaged in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund maintains daily, in a segregated account with its custodian, cash or securities sufficient to cover its short position. At April 30 1997, the Fund had approximately $385,000 of U.S. Treasury bills in a segregated account relating to its short positions.







                                THE BAUPOST FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1995
                                   (UNAUDITED)


NOTE A--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED

Securities sold short at April 30, 1997 and their related market values and proceeds are set forth in the Schedule of Securities Sold Short.

FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Forward Foreign Currency Contracts. Losses may arise from changes in the value of a foreign currency relative to the U.S. dollar or from the potential inability of the counterparties to meet the terms of their contracts. The Fund uses forward foreign currency contracts to hedge the risks associated with holding securities denominated in foreign currencies. These contracts are adjusted by the daily exchange rate of the underlying currency, and any gains or losses are recorded as unrealized until the contract settlement date.

FOREIGN CURRENCY TRANSLATION: The value of foreign securities is translated into U.S. dollars at the rate of exchange on the day of valuation. Purchases and sales of foreign securities, as well as income and expenses relating to such securities, are translated into U.S. dollars at the exchange rate on the dates of the transactions. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign exchange rates is not separately disclosed.

SWAPS: The Fund may enter into swap agreements. A swap is an agreement to exchange cash payments between the Fund and another party. The cash payments may fluctuate based on underlying indices or individual securities depending on the terms of the swap agreements. Risks may arise upon entering these agreements from the potential inability of the other party to meet the terms of the agreements or from unanticipated changes in the underlying index or value of the security. The Fund generally uses swaps to take positions on anticipated changes in individual foreign securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Gains and losses on securities sold are determined using the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income, including original issue discount, where applicable, is recorded on an accrual basis, except for bonds in default for which there is some concern as to whether interest will be received in cash, in which case interest is recorded when received.

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that Baupost has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement.

PURCHASED CALL AND PUT OPTIONS: The Fund may enter into purchased call and put options for both hedging and non-hedging activities. The Fund's exposure to market risk relating to the securities is affected by a number of factors including the size and composition of the options held, the time period during which the options may be exercised, the volatility of the underlying security or index, and the









                                THE BAUPOST FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1995
                                   (UNAUDITED)

relationship between the current market price of the underlying security or index and the strike or exercise price of the option. Baupost closely monitors the Fund's exposure to risk. In addition, all positions involving future settlement are collateralized by cash balances or security deposits at the broker through which the transaction was performed.

FEDERAL INCOME TAXES AND DISTRIBUTIONS: The Fund is a regulated investment company, as defined under Subchapter M of the Internal Revenue Code (the Code). By complying with Code provisions, the Fund is relieved from federal income tax provided that substantially all of its taxable income is distributed to shareholders. Therefore, no provision has been made for federal income taxes.

The Fund's income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to different treatment for certain of the Fund's foreign securities. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary overdistributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

CONCENTRATION OF CREDIT RISK: Concentrations of credit risk exist if a number of companies in which the Fund has invested are engaged in similar activities and have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. To mitigate its exposure to concentrations of credit risk, the Fund invests in a variety of industries located in diverse geographic areas. While the portfolio is not concentrated in any one industry, securities of distressed companies, many of which are restricted as to resale and which were purchased at a significant discount, are an important component of the Fund's investments in bonds.

NOTE B--INVESTMENT MANAGEMENT CONTRACT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Baupost as its investment adviser, transfer agent and administrator. Certain individuals who are officers and trustees of the Fund are also officers, directors and shareholders of Baupost.

The Fund pays Baupost a quarterly management fee at an annual rate of 1% of average net assets of the Fund and an administrative fee at an annual rate of 0.25% of average net assets of the Fund, to serve as transfer agent, dividend disbursing agent and administrator. Baupost has agreed with the Fund to reduce its management fee by up to 0.75% of the Fund's average net assets until further notice to the extent that the Fund's total annual expenses (including the management fee, administrative fee and certain other expenses, but excluding brokerage commissions, transfer taxes, interest and expenses relating to preserving the value of the Fund's investments) would otherwise exceed 1.5% of the Fund's average net assets. For the purpose of determining the applicable management and administrative fees, average net assets is determined by taking an average of the determination of such net asset values during each quarter at the close of business on the last business day of each month during such quarter before any month-end share purchases or redemptions.






                                THE BAUPOST FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1995
                                   (UNAUDITED)

Management and administrative fees for the period November 1, 1996 through April 30, 1997 amounted to $618,281 and $154,571, respectively.


NOTE C--INVESTMENT TRANSACTIONS

Purchases  and  proceeds  from  the  sale of  investment  securities  (excluding
short-term   investments)  for  the  period  ended  April  30,  1997  aggregated
$63,355,197 and $67,772,303, respectively.

For federal income tax purposes, the identified cost of investments at April 30, 1997 was $119,306,678. Net unrealized appreciation, on a federal income tax basis, for all securities and securities sold short was as follows:

                                                           Six Months Ended
                                                            April 30, 1997
                                                            --------------

Gross unrealized appreciation                            $      16,150,399
Gross unrealized depreciation                                    8,770,926
                                                             -------------
Net unrealized appreciation                              $       7,379,473
                                                             =============


NOTE D--RESTRICTED SECURITIES

At April 30, 1997 the Fund held the following securities which are restricted as to public sale in accordance with the Securities Act of 1933:


                                                                                                  Earliest
                                                                                  Value at       Acquisition
Purchased Bank Debt & Trade Claims:                                   Cost     April 30, 1997       Date
----------------------------------                                    ----     --------------       ----
Maxwell Communications Corporate Debt                                     0       $1,965,919       11/22/93

Corporate Bonds:
----------------
Chartwell Inc. 8.00% due 06/30/06                                     5,785            4,702       12/21/95

Options:
--------
British Sky Broadcasting Puts Expiring
10/13/97 - 12/19/97                                                 579,788          568,691       10/11/96
FRF/DEM Calls Expiring 07/25/97 - 07/29/97                           96,514           54,382       04/25/97
Gold Calls Expiring 05/07/97 - 04/09/01                             291,268          170,550       11/05/96
Housing & Commerial Bank Swaps Expiring                              50,872          281,358       02/03/97
02/11/98-5/20/99
Japanese Yen Puts Expiring 03/25/99                                  63,273           50,455       03/26/97
Kookmin Bank Swap Expiring 02/11/98-05/20/99                         50,375          112,538       02/03/97
Nasdaq 100 Puts Expiring 06/04/97 - 05/20/98                      1,364,008          372,118       06/03/96









                                THE BAUPOST FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1995
                                   (UNAUDITED)


NOTE D--RESTRICTED SECURITIES -- CONTINUED

                                                                                                        Earliest
                                                                                  Value at             Acquisition
                                                               Cost            April 30, 1997             Date
                                                               ----            --------------             ----
Options (cont'd):
-----------------
Pathe/BSY Spread Calls Expiring 08/29/97 -
09/21/97                                                    $787,800              $307,751              08/27/96
Philip Morris Puts Expiring 05/19/97 - 04/28/00              822,056               500,266              05/19/95
Pohang Iron & Steel Swap Expiring 01/17/00                    57,753               146,152
RJR Stub Calls Expiring 03/20/00 - 04/25/00                  707,219               184,049              03/20/97
S & P 500 Index Puts Expiring 05/02/97 - 09/19/97            214,537                12,734              09/18/96
Samsung Preferred Equity Linked Note 01/05/00                530,000               550,186              01/31/97
SK Telecom Swap Expiring 06/05/98-03/04/99                   452,943               126,004              12/03/96
South Korean Won Puts Expiring 06/10/97-01/22/98             117,586               127,751              12/10/96

Partnerships:
-------------
Emerging Europe Fund for Sustainable Development, L.P.        64,286                64,286              02/25/97
NCH Investors Fund, L.P.                                     659,681               625,000              12/18/95
New Century Capital Partners II, L.P.                        867,110               865,580              11/30/95
Sigma Ukraine, LP                                            703,783                                    05/14/96
                                                                                   703,783
Sigma Ukraine Class C, L.P. (Non-Voting)                     304,663               304,663              11/27/96
Ukrainian Growth Fund II, LP                                 312,000               312,000              03/31/97

Common Stock:
-------------
Basic Holdings, Ltd.                                         346,885               559,724              07/06/95
Basic Petroleum International, Ltd.                        1,572,640             2,177,425              05/31/96
Louise's, Inc.                                                     0                     0              07/15/96
Pannonia Hotels                                              211,454               261,173              01/28/97
The Homestake Oil & Gas Company                              113,815               110,500              02/10/94
The Homestake Royalty Corporation                            241,587               221,060              02/10/94
USAA Real Estate Equities Inc. Class A Common                 89,600                88,200              04/22/97

Companies in Liquidation:
-------------------------
Antonelli Liquidating Trust                                  (98,646)               22,731              12/02/93
Ehlco Liquidating Trust                                          431                   284              01/30/89
Timber Realization Liquidating Trust                               0                25,138              08/03/87









                                THE BAUPOST FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1995
                                   (UNAUDITED)


Bonds & Notes in Reorganization:
--------------------------------
MBL Class 4 usecured claim                                         0                31,546               06/18/96
                                                           -----------            ---------

TOTAL RESTRICTED SECURITIES                                $11,581,066            $11,908,697
       (9.31%  Net Assets)                                 ===========            ===========




The Fund does not have the right to demand that such securities be registered. The Fund does not anticipate any significant costs associated with the disposition of these securities.

NOTE E--CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:


                                      FOR THE SIX MONTHS ENDED                      FOR THE YEAR ENDED
                                           APRIL 30, 1997                            OCTOBER 31, 1996
                                           --------------                            ----------------
                                      SHARES                AMOUNT              SHARES               AMOUNT
                                      ------                ------              -------              ------
Shares sold                       1,531,748.430         $22,428,419.38       1,109,681.050       $15,369,110.78
Shares issued in
reinvestment of
dividends                           923,568.339          13,216,262.88         454,829.173         5,799,072.03
Shares redeemed                    (846,404.411)       (912,564,439.70)     (1,132,554.464)      (15,745,255.86)
                                   ------------        ---------------      --------------       --------------

NET INCREASE                      1,608,912.358         $23,080,242.56         431,955.759        $5,422,926.95
                                  =============         ==============         ===========        =============





                                THE BAUPOST FUND

                              FINANCIAL HIGHLIGHTS

                                          SIX MONTHS ENDED                              YEAR ENDED OCTOBER, 31
SELECTED PER SHARE DATA (A)                    APRIL 30
                                                1997           1996            1995           1994          1993      1992
                                                ----           ----            ----           ----          ----      ----


Net Asset Value, beginning of                  $15.38          $13.47          $14.33        $14.77        $12.56     $11.97
                                               ------          ------          ------        ------        ------     ------
period Income from investment
operations
   Net investment income                        0.13             0.41            0.25          0.22          0.28       0.24
   Net realized and unrealized gain             1.15             2.43            0.71          1.23          2.76       0.88
                                                ----             ----            ----          ----          ----       ----
Total from investment operations                1.28             2.84            0.96          1.45          3.04       1.12
                                                ----             ----            ----          ----          ----       ----
Less distributions
   From net investment income                   0.40             0.28            0.25          0.46          0.22       0.53
   In excess of net investment income             -                 -            0.08             -             -          -
   From net realized gain                       1.53             0.65            1.49          1.43          0.61          -
                                                ----             ----            ----          ----          ----      -----
   Total distributions                          1.93             0.93            1.82          1.89          0.83       0.53
                                                ----             ----            ----          ----          ----       ----
Net Asset Value, end of period                $14.73           $15.38          $13.47        $14.33        $14.77     $12.56
                                              ======           ======          ======        ======        ======     ======
TOTAL RETURN                                    8.69%          22.51%           7.91%       11.06%         25.45%      9.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period                     $127,916       $108,788         $89,439       $81,787       $75,378    $46,942
(in thousands)
Ratio of expenses to average net                 1.92%          1.50%           1.54%         1.53%         1.52%      1.50%
assets
Total expenses to average net assets            1.92%           1.50%           1.54%         1.55%         1.63%      1.72%
Ratio of net investment income to                .88%           2.27%           1.60%         1.32%         2.29%      2.07%
 average net assets
Ratio of net excluding investment                .88%           2.27%           1.60%         1.30%         2.17%      1.85%
income  waiver of management fee to
average net assets
Portfolio turnover rate                           91%            120%            106%          161%          183%       137%
Average commission rate (b)                    $0.0296        $0.0271








(a)All per share amounts reflect the effect of the ten-for-one share split as of the close of business October 31, 1993.

(b)For fiscal years beginning after Sept. 1, 1995 a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.